Financial instruments and risk management - Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Level 2 | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	$ 86,568	$ 66,969
Long-term debt	39,976	40,000
Level 2 | Carrying Amount | Mortgage
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	19,900	0
Level 2 | Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	78,373	61,872
Long-term debt	48,371	38,700
Level 2 | Fair Value | Mortgage
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	19,900	0
Level 3 | Carrying Amount | Credit facilities
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	194,918	32,000
Level 3 | Fair Value | Credit facilities
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	194,918	32,000
Equipment promissory note | Level 2 | Carrying Amount | Promissory notes
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	42,937	0
Equipment promissory note | Level 2 | Fair Value | Promissory notes
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 42,937	$ 0